11. SHARE CAPITAL: Schedule of Weighted average inputs used in the BSM to calculate fair value (Tables)	12 Months Ended
Dec. 31, 2025
Stock Options
Schedule of Weighted average inputs used in the BSM to calculate fair value

A summary of the Company’s weighted average inputs used in the BSM to calculate the fair value of the stock options granted during the years ended December 31, 2025 and 2024 is as follows:

	2025	2024
Share price	$3.90	$4.34
Exercise price	$3.90	$4.21
Risk-free interest rate	2.82%	3.24%
Expected life (years)	5.00	5.00
Expected volatility	90.30%	91.71%
Expected annual dividend yield	0.00%	0.00%

Warrants
Schedule of Weighted average inputs used in the BSM to calculate fair value

A summary of the Company’s weighted average inputs used in the BSM to calculate the fair value of the warrants granted during the year ended December 31, 2025 is as follows:

Share price	$4.04
Exercise price	$3.30
Expected life (years)	2.00
Risk-free interest rate	2.46%
Expected volatility	37.90%
Expected annual dividend yield	0.00%